Restatement of Comparative Information	12 Months Ended
Jun. 30, 2025
Restatement of Comparative Information [Abstract]
Restatement of Comparative Information
32.	Restatement of Comparative Information

Adjustment to earnings per share upon termination of facility with Acuity Capital

On 29 October 2019, the Company entered into an At-the-Market Subscription Agreement (ATM) (previously referred to as a Controlled Placement Agreement) with Acuity Capital. The ATM provided the Group with up to $200 million of standby equity capital. As security for the ATM, Acuity Capital held 250,000,000 ordinary fully paid shares in the Company (“Collateral Shares”).

On 6 January 2025, the Group announced the termination of the ATM, with the Collateral Shares transferred at zero cost from Acuity Capital to the Company’s Employee Share Scheme Trustee, where they will be held to meet the future vesting of employee share awards.

Upon termination of the facility, the Group conducted a review of its reporting obligations and identified the need to retrospectively adjust the calculation of earnings per share for the years ended 30 June 2023 and 30 June 2024 to exclude the shares which have been transferred to the Company’s Employee Share Scheme Trustee from the total weighted average number of ordinary shares in accordance with IAS 33 Earnings per Share.

Adjustment to earnings per share upon share consolidation

On 22 September 2025, the Company consolidated the number of shares on issue on a 150:1 basis, resulting in the conversion of every 150 shares into one share. In addition, the number of options and rights on issue were consolidated on a 150:1 basis. The exercise price of the options and rights were adjusted in inverse proportion to the consolidation ratio.

Upon completion of the share consolidation, the Group conducted a review of its reporting obligations and identified the need to retrospectively adjust the calculation of earnings per share for the years ended 30 June 2023 and 30 June 2024 to include the impact of the share consolidation. This is aligned to the requirements of IAS 33 Earnings per Share, which requires the calculation of basic and diluted earnings per share for all periods presented (including prior periods) to be based on the new number of shares if a change in the number of ordinary or potential ordinary shares outstanding occurs after the reporting period but before the financial statements are authorised for issue.

The following table shows the impact of the adjustment on the weighted average number of ordinary shares and earnings per share calculations for the years ended 30 June 2023 and 30 June 2024:

		Adjustments
Year ended 30 June 2024	Reported balance	ATM facility termination	Share consolidation	Restated balance
Weighted average number of ordinary shares (‘000)
Basic earnings per share denominator	10,277,968	(250,000)	(9,961,115)	66,853
Ordinary share contingently issuable	–	–	–	–
Diluted earnings per share denominator	10,277,968	(250,000)	(9,961,115)	66,853
Earnings per share (cents)
Basic	(0.99)	(0.02)	(150.66)	(151.67)
Diluted	(0.99)	(0.02)	(150.66)	(151.67)

Year ended 30 June 2023
Weighted average number of ordinary shares (‘000)
Basic earnings per share denominator	8,695,396	(212,000)	8,426	56,556
Ordinary share contingently issuable	–	–	–	–
Diluted earnings per share denominator	8,695,396	(212,000)	8,426	56,556
Earnings per share (cents)
Basic	(0.13)	–	(19.40)	(19.53)
Diluted	(0.13)	–	(19.40)	(19.53)